FAIR VALUE MEASUREMENTS (Details- Fair value of the warrants)	6 Months Ended
Jun. 30, 2023 $ / shares
Issuance Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Strike Price	$ 0.63
Contractual term	5 years
Volatility	80.00%
Risk-free rate	3.52%
Floor Financing price	$ 0.50
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Strike Price	$ 0.63
Contractual term	5 years
Volatility	80.00%
Risk-free rate	4.15%
Floor Financing price	$ 0.50